Label	Element	Value
Class Inst, R6 Shares | Goldman Sachs Strategic Factor Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs Strategic Factor Allocation Fund—Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs Strategic Factor Allocation Fund (the “Fund”) seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells other securities or instruments (
i.e.
, “turn over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2020 was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to transactions involving certain short-term instruments or derivatives. If such transactions were included in the calculation, the Fund would have a higher portfolio turnover rate.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional and Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Institutional and Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective through the implementation of the proprietary Strategic Factor Allocation process (“Strategic Allocation”) of the Goldman Sachs Investment Strategy Group (“Investment Strategy Group”). The Strategic Allocation is generally derived from the Investment Strategy Group’s market views on a variety of asset classes and instruments. The Investment Adviser determines in its sole discretion how to implement the Strategic Allocation.
The Strategic Allocation was developed to provide exposure to “factors,” which are academically derived drivers of investment returns that the Investment Adviser believes offer the potential for greater and more consistent returns in different market environments. These factors include, but are not limited to, equity, term, flow and volatility. Under normal circumstances, the Fund will invest in a variety of asset classes, including, but not limited to, equity, fixed income and foreign exchange contracts.
The Investment Adviser implements the Strategic Allocation by investing in derivatives and pooled investment vehicles, including, but not limited to, investment companies, including exchange-traded funds (“ETFs”) (the “Underlying Funds”), and exchange-traded notes (“ETNs”). The Underlying Funds may include affiliated investment companies. Strategic Allocation may also be implemented by investing in any one or a combination of the following asset classes: (i) U.S. and foreign equity securities, including common and preferred stocks; (ii) fixed income instruments, which include, among others, debt issued by governments (including the U.S. and foreign governments), their agencies, instrumentalities, sponsored entities, and political subdivisions, notes, debt participations and non-investment grade securities (commonly known as “junk bonds”); and (iii) foreign exchange contracts.
The Fund seeks to generate income by selling call and put options on various reference securities, including equity market indices and U.S. Treasury futures. The Fund will generally “delta-hedge” an option it sells by taking long or short positions in the option’s reference security, potentially through the use of ETFs and futures. Delta-hedging is intended to reduce the Fund’s exposure to volatility in the markets. The Fund will generally realize gains to the extent the income from collected premiums exceeds the aggregate appreciation or depreciation of the reference security over the exercise price of an option.
The Fund may invest without restriction as to issuer capitalization, country, currency, maturity, duration or credit rating. The Fund may implement short positions for hedging purposes or to seek to enhance total return, and may do so by using swaps, futures, forwards or options, or through short sales of any instrument that the Fund may purchase for investment.
The Fund may invest in derivatives for both hedging and non-hedging purposes. Derivative positions may be listed or over the counter (“OTC”) and may or may not be centrally cleared. The Fund’s derivative investments may include but are not limited to (i) futures contracts, including futures based on equity or fixed income securities and/or equity or fixed income indices, interest rate futures, currency futures and swap futures; (ii) swaps, including equity, currency, interest rate, total return, variance and credit default swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on equity or fixed income securities and/or equity or fixed income indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities. As a result of the Fund’s use of derivatives, the Fund may also hold significant amounts of U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.
The Fund’s blended benchmark index is the Strategic Factor Allocation Composite Index, which is comprised of the S&P 500
®
Index (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%).

Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Loss of money is a risk of investing in the Fund. The investment program of the Fund is speculative, entails substantial risks and includes alternative investment techniques not employed by traditional mutual funds. The Fund should not be relied upon as a complete investment program. The Fund’s investment techniques (if they do not perform as designed) may increase the volatility of performance and the risk of investment loss, including the loss of the entire amount that is invested, and there can be no assurance that the investment objective of the Fund will be achieved. Moreover, certain investment techniques which the Fund may employ in its investment program can substantially increase the adverse impact to which the Fund’s investments may be subject. There is no assurance that the investment processes of the Fund will be successful, that the techniques utilized therein will be implemented successfully or that they are adequate for their intended uses, or that the discretionary element of the investment processes of the Fund will be exercised in a manner that is successful or that is not adverse to the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. Investors should carefully consider these risks before investing. The Fund's principal risks are presented below in alphabetical order, and not in the order of importance or potential exposure.
Absence of Regulation.
  The Fund engages in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.
Asset Allocation Risk.
The Fund’s allocations to the various asset classes may cause the Fund to underperform other funds with a similar investment objective.
Counterparty Risk.
Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Credit/Default Risk
. An issuer or guarantor of fixed income securities held by the Fund (which may have low credit ratings) may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund's liquidity and cause significant deterioration in net asset value (“NAV”). These risks are more pronounced in connection with the Fund’s investments in non-investment grade fixed income securities.
Derivatives Risk.
The Fund's use of options, futures, forwards, swaps, options on swaps, structured securities and other derivative instruments may result in losses. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Foreign Risk.
  Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections and disclosure standards and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. In addition, the Fund will be subject to the risk that an issuer of foreign sovereign debt or the government authorities that control the repayment of the debt may be unable or unwilling to repay the principal or interest when due.
Interest Rate Risk
. When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund's investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
Investments in Underlying Funds.
The investments of the Fund may be focused in one or more Underlying Funds, and the Fund’s investment performance may be directly related to the investment performance of the Underlying Funds it holds. The Fund is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent the Fund focuses its investments in a single Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.
Investments in ETFs.
  The Fund may invest directly in ETFs, including affiliated ETFs. The Fund’s investments in ETFs will be subject to the restrictions applicable to investments by an investment company in other investment companies, unless relief is otherwise provided under the terms of an SEC exemptive order or SEC exemptive rule.
Large Shareholder Transactions Risk.
The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the  NAV  and liquidity of the Fund. Similarly, large Fund share purchases may adversely affect the performance of the Fund to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the current expenses of the Fund being allocated over a smaller asset base, leading to an increase in the expense ratio of the Fund.
Leverage Risk.
  Borrowing and the use of derivatives may result in leverage and may make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet asset segregation requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the adverse impact to which the Fund's investment portfolio may be subject.
Liquidity Risk.
  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity.  Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.
Management Risk
.
A strategy used by the Investment Adviser may fail to produce the intended results.
Market Risk
.
The value of the securities in which the Fund  invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
NAV Risk.
  The NAV of the Fund and the value of your investment will fluctuate.
Non-Hedging Foreign Currency Trading Risk.
The Fund may engage in forward foreign currency transactions for hedging and non-hedging purposes. The Investment Adviser may purchase or sell foreign currencies through the use of forward contracts based on the Investment Adviser's judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, the Investment Adviser seeks to profit from anticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be extremely volatile and a variance in the degree of volatility of the market or in the direction of the market from the Investment Adviser's expectations may produce significant losses to the Fund. Some of these transactions may also be subject to interest rate risk.
Option Writing Risk.
  Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.
Other Investment Company Risk.
  By investing in other investment companies (including ETFs), investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees and expenses regularly borne by the Fund.
Short Selling/Position Risk.
  The Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Fund may purchase for investment. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the value of the underlying instrument or market in which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested and may be unlimited. To the extent the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Fund to the markets and therefore could magnify changes to the Fund’s NAV.
Stock Risk.
  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Temporary Investments Risk.
  The Fund may invest its assets in high-quality, short-term debt obligations (including commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements, debt obligations backed by the full faith and credit of the U.S. government and demand and time deposits of domestic and foreign banks and savings and loan associations) to maintain liquidity, to meet shareholder redemptions and for other short-term cash needs. Also, there may be times when, in the opinion of the Investment Adviser, abnormal market or economic conditions warrant that, for temporary defensive purposes, the Fund may invest without limitation in short-term obligations. When the Fund’s assets are invested in such investments, the Fund may not be achieving its investment objective.
U.S. Government Securities Risk.
The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional and Class R6 Shares compare to those of certain broad-based securities market indices and to the Strategic Factor Allocation Composite Index, a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Strategic Factor Allocation Composite Index is comprised of the S&P 500
®
Index (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at
www.gsamfunds.com/performance
or by calling the phone number on the back cover of the Prospectus.
Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Shares from year to year; and (b) how the average annual total returns of the Fund’s Institutional and Class R6 Shares compare to those of certain broad-based securities market indices and to the Strategic Factor Allocation Composite Index, a composite representation prepared by the Investment Adviser of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gsamfunds.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR (INSTITUTIONAL)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The total return illustrated in the table above for the 9-month period ended September 30, 2020 was 6.55%.
During the periods shown in the chart above:	Returns	Quarter ended
Best Quarter Return	6.14%	March 31, 2019
Worst Quarter Return	-4.05%	December 31, 2018

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2019
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are for Institutional Shares only. The after-tax returns for Class R6 Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns are for Institutional Shares only. The after-tax returns for Class R6 Shares will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class Inst, R6 Shares | Goldman Sachs Strategic Factor Allocation Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired (underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	524
10 Years	rr_ExpenseExampleYear10	$ 1,178
2017	rr_AnnualReturn2017	11.09%
2018	rr_AnnualReturn2018	(3.62%)
2019	rr_AnnualReturn2019	13.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.05%)
1 Year	rr_AverageAnnualReturnYear01	13.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Class Inst, R6 Shares | Goldman Sachs Strategic Factor Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired (underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	0.83%
1 Year	rr_ExpenseExampleYear01	$ 85
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	518
10 Years	rr_ExpenseExampleYear10	$ 1,166
1 Year	rr_AverageAnnualReturnYear01	13.41%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017	[3]
Class Inst, R6 Shares | Goldman Sachs Strategic Factor Allocation Fund | Return After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Class Inst, R6 Shares | Goldman Sachs Strategic Factor Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Class Inst, R6 Shares | Goldman Sachs Strategic Factor Allocation Fund | Strategic Factor Allocation Composite Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.89%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017	[3]
Class Inst, R6 Shares | Goldman Sachs Strategic Factor Allocation Fund | S&P 500® Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.49%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	15.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017	[3]
Class Inst, R6 Shares | Goldman Sachs Strategic Factor Allocation Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2017	[3]

[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired (Underlying) Fund Fees and Expenses.”
[2]	The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to any of the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; and (ii) reduce or limit “Other Expenses” (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.164% of the Fund’s average daily net assets. These arrangements will remain in effect through at least December 29, 2021, and prior to such date the Investment Adviser may not terminate these arrangements without the approval of the Board of Trustees.
[3]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.